Schedule of credit facilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Reserve Quantities [Line Items]
Total amount	R$ 1,862,479	R$ 390,000
Amount used as at end	R$ 2,252,479
Banco Nacional De Desenvolvimento Economico E Social [Member] | Financing And Credit Facilities One [Member]
Reserve Quantities [Line Items]
Currency	TJLP
[custom:BorrowingsMaturityStart]	May 2018
Term	Mar 2022
Remaining amount	R$ 1,090,000
Total amount	R$ 1,090,000	(0)
Banco Nacional De Desenvolvimento Economico E Social [Member] | Financing And Credit Facilities Two [Member]
Reserve Quantities [Line Items]
Currency	TJLP
[custom:BorrowingsMaturityStart]	May 2018
Term	Mar 2022
Remaining amount	R$ 20,000
Total amount	R$ 20,000	(0)
F I N A M E [Member] | Financing And Credit Facilities Three [Member]
Reserve Quantities [Line Items]
Currency	IPCA
[custom:BorrowingsMaturityStart]	Mar 2019
Term	Mar 2022
Remaining amount	R$ 390,000
Amount used as at end	R$ (0)	390,000
B N B [Member] | Financing And Credit Facilities Four [Member]
Reserve Quantities [Line Items]
Currency	IPCA
[custom:BorrowingsMaturityStart]	Jan 2020
Term	June 2023
Remaining amount	R$ 752,479
Total amount	R$ 752,479	R$ (0)